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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  JUNE 30, 2006
                                                -------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:  28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651


Signature, Place, and Date of Signing:

        /S/ LAWRENCE S. PIDGEON         NEW YORK, NEW YORK        JULY 20, 2006
        -----------------------         ------------------        -------------
             [Signature]                   [City, State]             [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          31
                                                 --

Form 13F Information Table Value Total:          $518,412
                                                 --------
                                                 (thousands)




List of Other Included Managers:                 NONE
















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13F INFORMATION TABLE FOR HANAWALT ASSOCIATES, LLC (6/30/2006)
NAME OF ISSUER                                       TITLE OF      CUSIP        MARKET VALUE    SHARE/PRN AMOUNT     SHARE/   PUT/
                                                     CLASS                             (USD)                         PRN      CALL
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
AARON RENTS INC CMN                                       COM      002535201          10,785             401,225     SH
AUTONATION, INC. CMN                                      COM      05329W102           2,319             108,142     SH
AUTOZONE, INC. CMN                                        COM      053332102          21,397             242,600     SH
BANK OF AMERICA CORP CMN                                  COM      060505104          42,940             892,729     SH
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A                 COM      084670108           3,483                  38     SH
CARMAX INC CMN                                            COM      143130102           3,961             111,700     SH
CBS CORPORATION CMN CLASS B                               COM      124857202          48,731           1,801,500     SH
CHOICE HOTELS INTL INC CMN                                COM      169905106              12                 200     SH
CLEAR CHANNEL COMMUNICATIONS CMN                          COM      184502102          39,508           1,276,500     SH
COCA-COLA CO CMN                                          COM      191216100          12,708             295,400     SH
COMMERCE BANCORP INC N.J. CMN                             COM      200519106           1,734              48,600     SH
COSTCO WHOLESALE CORPORATION CMN                          COM      22160K105           3,599              63,000     SH
DIRECTV GROUP INC CMN                                     COM      25459L106          25,991           1,575,200     SH
GOLDEN WEST FINANCIAL CORP CMN                            COM      381317106           1,833              24,706     SH
HEALTH MANAGEMENT ASSOC. CL A CMN CLASS A                 COM      421933102           2,824             143,300     SH
HOME DEPOT INC CMN                                        COM      437076102          12,545             350,510     SH
IHOP CORP NEW CMN                                         COM      449623107           2,587              53,800     SH
INTL SPEEDWAY CORP-CL A CMN CLASS A                       COM      460335201          12,033             259,500     SH
LANDSTAR SYSTEM INC CMN                                   COM      515098101              38                 800     SH
LEGGETT & PLATT INC CMN                                   COM      524660107           4,309             172,500     SH
LIBERTY MEDIA HLDG CORP CMN SERIES A INTERACTIVE          COM      53071M104          15,819             916,500     SH
MC DONALDS CORP CMN                                       COM      580135101          62,721           1,866,700     SH
MERCURY GENERAL CORPORATION CMN                           COM      589400100          18,402             326,447     SH
PRE PAID LEGAL SERVICES INC CMN                           COM      740065107           4,699             136,200     SH
SEARS HOLDINGS CORPORATION CMN                            COM      812350106          24,680             158,919     SH
SNAP-ON INC CMN                                           COM      833034101           9,770             241,700     SH
TARGET CORP CMN                                           COM      87612E106          59,988           1,227,500     SH
TYCO INTERNATIONAL LTD. CMN                               COM      902124106           3,245             118,000     SH
WAL MART STORES INC CMN                                   COM      931142103          61,653           1,279,900     SH
WESTWOOD ONE INC CMN                                      COM      961815107           3,610             481,300     SH
WEYCO GROUP INC CMN                                       COM      962149100             488              21,000     SH
                                                                               --------------
                                                                                     518,412
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